Promissory Notes Payable (Details Narrative) - SayMedia, Inc [Member] - USD ($)	Nov. 30, 2018	Sep. 30, 2018	Aug. 21, 2018	Jul. 23, 2018	Mar. 26, 2018	Sep. 09, 2017
Debt instrument, interest rate						5.00%
Secured Promissory Note [Member]
Due to related party debt					$ 1,000,000
Debt instrument, interest rate					5.00%
Secured promissory note, principal amount		$ 2,108,307	$ 322,363	$ 250,000
Promissory notes payble		$ 3,695,054
Secured Promissory Note [Member] | Subsequent Event [Member]
Secured promissory note, principal amount	$ 4,322,165